Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 30% Portfolio - VIP FundsManager 30% Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 58
3 years	192
5 years	339
10 years	$ 768